Risk Management Activities - Market Risk - Foreign Currency - Additional Information (Detail)	1 Months Ended
	Dec. 31, 2018 USD ($)	Oct. 31, 2018 USD ($)	Sep. 30, 2018 USD ($)	Jun. 30, 2018 USD ($)	May 31, 2018 USD ($)
Disclosure Of Financial Risk Management [line items]
Forwards notional value for the period January 2019 to December 2019	$ 1,290,000,000
Currency risk [member]
Disclosure Of Financial Risk Management [line items]
Exposure to risk relating to financial instruments	$ 0
Average strike rate	0.715	0.7075	0.7182	0.7330	0.7517
Currency risk [member] | Forward contract [member]
Disclosure Of Financial Risk Management [line items]
Forwards notional value for the period January 2019 to December 2019	$ 50,000,000	$ 60,000,000	$ 100,000,000	$ 60,000,000	$ 96,000,000
Mark to Market value	$ 8,700,000